Segment Information (table) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net Sales	$ 1,286,350,000	$ 1,340,208,000	$ 1,276,297,000
Operating Income	19,148,000	23,604,000	70,934,000
Interest Expense, Net	5,656,000	6,262,000	7,486,000
Income Taxes Expense (Benefit)	4,221,000	3,563,000	22,035,000
Total Assets	805,694,000	768,853,000	798,456,000
Additions to Property, Plant and Equipment	(26,213,000)	(17,027,000)	(17,047,000)
Depreciation & Amortization	21,834,000	23,281,000	23,251,000
Fruit And Vegetable [Member]
Segment Reporting Information [Line Items]
Net Sales	1,246,115,000	1,302,857,000	1,243,107,000
Operating Income	17,659,000	21,063,000	70,313,000
Interest Expense, Net	5,572,000	6,113,000	7,319,000
Income Taxes Expense (Benefit)	3,775,000	3,118,000	21,831,000
Total Assets	797,886,000	761,078,000	791,643,000
Additions to Property, Plant and Equipment	22,177,000	17,339,000	16,125,000
Depreciation & Amortization	20,445,000	21,842,000	22,146,000
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	11,667,000	11,496,000	11,357,000
Operating Income	779,000	872,000	174,000
Interest Expense, Net	12,000	27,000	35,000
Income Taxes Expense (Benefit)	225,000	189,000	53,000
Total Assets	3,235,000	3,770,000	4,038,000
Additions to Property, Plant and Equipment	157,000
Depreciation & Amortization	367,000	394,000	404,000
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	28,568,000	25,855,000	21,833,000
Operating Income	710,000	1,669,000	447,000
Interest Expense, Net	72,000	122,000	132,000
Income Taxes Expense (Benefit)	221,000	256,000	151,000
Total Assets	4,573,000	4,005,000	2,775,000
Additions to Property, Plant and Equipment	1,400,000	2,109,000	246,000
Depreciation & Amortization	$ 1,022,000	$ 1,045,000	$ 701,000